Note 9 - Stockholders' Equity (Details Textual)						3 Months Ended		12 Months Ended
	Jan. 24, 2020 USD ($) $ / shares shares	Jan. 21, 2020	Jul. 24, 2019 USD ($) $ / shares shares	Jul. 16, 2019 $ / shares shares	Apr. 30, 2019	Mar. 31, 2020 USD ($) $ / shares shares	Mar. 31, 2019 USD ($)	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares
Preferred Stock, Shares Authorized (in shares)						10,000,000		10,000,000	10,000,000
Preferred Stock, Par or Stated Value Per Share (in dollars per share) | $ / shares						$ 0.01		$ 0.01	$ 0.01
Preferred Stock, Shares Outstanding, Ending Balance (in shares)						400		2,486	3,450
Conversion of Stock, Shares Issued (in shares)								296,390	95
Stock Issued During Period, Shares, Issued for Services (in shares)						10,417		3,224	17
Stock Issued During Period, Value, Issued for Services | $						$ 6,000		$ 24,000	$ 513,500
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount, Total | $						0		99,975
Stock Issued During Period, Value Expensed During the Period, Issued for Services | $						6,000	$ 126,572		314,419
Share-based Payment Arrangement, Option [Member]
Share-based Payment Arrangement, Expense | $						$ 0	$ 26,652	$ 104,420	$ 155,304
Reverse Stock Split [Member]
Stockholders' Equity Note, Stock Split, Conversion Ratio		2,000			500
Conversion of Series H Preferred Stock Into Common Stock [Member]
Conversion of Stock, Shares Converted (in shares)						1,686		1,570
Conversion of Stock, Shares Issued (in shares)						9,393,937		296,160
Conversion of Series I Preferred Stock Into Common Stock [Member]
Conversion of Stock, Shares Converted (in shares)						700
Conversion of Stock, Shares Issued (in shares)						4,087,412
Conversion of Series H and Series I Preferred Stock Into Common Stock [Member]
Conversion of Stock, Shares Issued (in shares)						13,481,349
Series B Convertible Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share (in dollars per share) | $ / shares						$ 1,000		$ 1,000
Preferred Stock, Shares Outstanding, Ending Balance (in shares)						100		100	100
Convertible Preferred Stock, Conversion Price1 (in dollars per share) | $ / shares						$ 350,000		$ 350,000
Series H Convertible Preferred Stock [Member]
Preferred Stock, Shares Outstanding, Ending Balance (in shares)						0		1,686
Convertible Preferred Stock, Conversion Price1 (in dollars per share) | $ / shares				$ 15,000
Conversion of Stock, Shares Issued (in shares)				3,257
Series I Convertible Preferred Stock [Member]
Preferred Stock, Shares Outstanding, Ending Balance (in shares)						0		700
Convertible Preferred Stock, Conversion Price1 (in dollars per share) | $ / shares			$ 15,000
Stock Issued During Period, Shares, New Issues (in shares)			700
Proceeds from Issuance of Preferred Stock and Preference Stock | $			$ 700,000
Series J Convertible Preferred Stock [Member]
Preferred Stock, Shares Outstanding, Ending Balance (in shares)						300
Convertible Preferred Stock, Conversion Price1 (in dollars per share) | $ / shares	$ 2
Stock Issued During Period, Shares, New Issues (in shares)	300
Proceeds from Issuance of Preferred Stock and Preference Stock | $	$ 300,000